COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

NOTE 5 - Commitments and Contingencies

The Company leases office and warehouse space located in Jupiter, Florida under a month-to-month lease, leases space in an industrial yard in Irvine, California under a one year lease which commenced in June 2011 and leases a building in Brooklyn, NY under a one year lease beginning in February 2013. Rent expense for the nine months ended March 31, 2013 and 2012 was $91,348 and $101,235, respectively.

In March 2011, the Compensation Committee approved new employment terms for each of the Company's three executive officers. The Executives will receive a base salary of $150,000 per year with the Committee having the authority to increase the Executive's base salary for the succeeding 12-month period with the increase based on profitability, positive cash flow or such other factors as the Committee deems important.

Effective September 1, 2011, the Compensation Committee approved an Employment Agreement with the Company's Chief Financial Officer (CFO). The CFO will receive a base salary of $146,000 per year with the Committee having the authority to increase the CFO's base salary for the succeeding 12-month period with the increase based on profitability, positive cash flow or such other factors as the Committee deems important. In addition, the CFO received options as previously described in Note 4.

On November 14, 2012, the Compensation Committee approved new employment agreements for the Company's Chief Executive Officer, then President, Chief Technology Officer and Chief Financial Officer. The employment agreements each provide for base salaries of $150,000 and 800,000 stock settled stock appreciation rights ("SARS") of which (i) 200,000 vested immediately, (ii) 200,000 vest upon the Company generating $3,000,000 in revenue in any 12-month period, (iii) another 200,000 vest upon the Company generating $5,000,000 in revenue in any 12-month period and (iv) another 200,000 vest upon the Company generating $6,000,000 in revenue in any 12-month period. The SARs are exercisable at $0.45 per share over a 10-year period. The Company's Chief Executive Officer, then President and Chief Technology Officer agreed to cancel the 250,000 stock options granted to each of them in their prior employment agreements. These executives' base salary will increase to: (i) $170,000 upon the Company generating $3,000,000 in revenue in any 12-month period, (ii) $190,000 upon the Company generating $5,000,000 in any 12-month period and (iii) $200,000 upon the Company generating $6,000,000 in any 12-month period.

Additionally, the Compensation Committee approved an employment agreement for the Company's Executive Chairman. The Executive Chairman receives a base salary of $200,000 per year and was granted 800,000 restricted stock units vesting on identical terms as the SARs. All of the five senior executives receive a monthly car allowance of $600 per month. The Compensation Committee will also have the discretion to award each of the executives a bonus based upon job performance, revenue growth or any other factors determined by the Compensation Committee. Each of the employment agreements was effective as of October 1, 2012 and is for a four-year term.

The Company was sued by a former employee on June 23, 2008, alleging breach of a consulting agreement and an employment agreement entered into in May and June 2007, respectively. In addition, the plaintiff sought to recover certain of his personal property, which was used or stored in the Company's offices, and alleged the Company invaded his privacy by looking at his personal computer (which was used in the Company's business) in the Company's offices. A jury trial was held for the lawsuit in July 2012. At the conclusion of the trial, the plaintiff was awarded $200,000 under his invasion of privacy and fraudulent misrepresentation claim, $5,000 on the trespass claim, $841,000 on the breach of consulting agreement claim and $200,000 against the Company's CEO on a claim of civil theft, which by law results in an award of $600,000 for the plaintiff. The Company filed a post-trial motion for Judgment Notwithstanding the Verdict, New Trial and Remittitur, requesting that the judge set aside or reduce the amounts of the jury verdict.

Based upon the verdicts, the Company recorded a litigation accrual of $1,646,000 as of June 30, 2012. In November 2012, the insurance carrier paid the plaintiff $200,000 in settlement of the invasion of privacy and fraudulent misrepresentation awards. As a result, the Company reduced the amounts accrued for these awards resulting in other income of $200,000 for the period ended December 31, 2012.

In January 2013, the court ruled on the Company's post-trial motions in this litigation dismissing the $200,000 civil theft verdict (which was subject to triple damages) against the CEO and reducing the $841,000 breach of the consulting agreement award to $500,000. The Company then filed a motion seeking a new trial on damages. The Company received a favorable ruling on this motion and received a new trial on the damages. As a result of the reduction in the award for breach of the consulting agreement from $841,000 to $500,000 and the vacating of the award for civil theft which the Company had previously accrued $600,000, the Company recorded other income of $941,000 for the three month period ended March 31, 2013.

10.

COMMITMENTS AND CONTINGENCIES

The Company leases office and warehouse space located in Jupiter, Florida under a month-to-month lease and rents space under a one year lease in an industrial yard in Irvine, California. Rent expense for the fiscal year ended June 30, 2012 and 2011 was $143,614 and $103,044, respectively.

In March 2011, the Compensation Committee approved new employment terms for each of the Company's three executive officers. The Executives will receive a base salary of $150,000 per year with the Committee having the authority to increase the Executive's base salary for the succeeding 12-month period with the increase based on profitability, positive cash flow or such other factors as the Committee deems important. Following the completion of each fiscal year, the Committee will have the discretion to award each of the executives a target bonus based on each Executive's job performance, the Company's revenue growth, positive cash flow, net income before income taxes or other criteria selected by the Committee. In addition, the executives received options as previously described in Note 1. In October 2011, the Company entered into employment agreements with its executive officers.

The Company was sued by a former employee on June 23, 2008, alleging breach of a consulting agreement and an employment agreement entered into in May and June 2007, respectively. In addition, the plaintiff seeks to recover certain of his personal property, which was used or stored in the Company's offices, and alleges the Company invaded his privacy by looking at his personal computer (which was used in the Company's business) in the Company's offices. A jury trial was held for the lawsuit in July 2012. At the conclusion of the trial, the plaintiff was awarded $200,000 under his invasion of privacy and fraudulent misrepresentation claim, $5,000 on the trespass claim,$841,000 on the breach of consulting agreement claim and $200,000 against the Company's CEO on a claim of civil theft, which by law results in an award of $600,000 for the plaintiff. The Company's board of directors approved the indemnification of the Company's CEO for the $600,000. The Company filed a post trial motion for Judgment Notwithstanding Verdict, New Trial and Remittitur, requesting that the judge set aside or reduce the amounts of the jury verdict. If this motion is not granted, the Company will have 30 days to file an appeal of the decision. Of the amounts awarded by the jury, we believe $200,000 will be paid by the Company's insurance carriers, however the Company is precluded from recognizing the amount covered by insurance until payment is received from the insurance company. Accordingly, based upon the verdicts, the Company has recorded a litigation accrual of $1,646,000 as of June 30, 2012.

In fiscal 2009, a California company filed suit against GelTech claiming infringement on the use of the name RootGel. The Company was unaware that the California company had successfully registered that name prior to it being used by GelTech. GelTech and the California company reached a settlement agreement in this action in September 2010. Under the settlement agreement, GelTech will pay the California company $55,000 in four installments and will cease any future use of the RootGel name. The full amount of the settlement was accrued at June 30, 2010 and was included in Loss on Settlement in fiscal 2010. All amounts due under the settlement agreement were paid in fiscal 2011.

In August 2011, the Company entered into a settlement agreement with a former shareholder of Dyn-O-Mat, the Company's predecessor. At the time of the Company's formation, the Company was unable to contact the investor in order to offer the investor shares of GelTech in exchange for the investor's shares of Dyn-O-Mat. The investor came forward in May 2011 seeking to receive the same offer made to Dyn-O-Mat shareholders in 2007. Under the settlement agreement, the Company paid the investor $50,000, which has been recorded as a loss on settlement as of June 30, 2011. In addition, the Company's Chief Technology Officer and his father agreed to pay the investor an additional $125,000 prior to December 31, 2011. As of June 30, 2012, this amount has not yet been paid.